Significant Accounting Policies - Schedule of Marketable Securities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Marketable securities	$ 16,718,452
Level 1 [Member]
Marketable securities	16,718,452	$ 9,164,273
Level 2 [Member]
Marketable securities
Level 3 [Member]
Marketable securities